Loan Payable - Schedule of Long Term Loans Payable (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Loan payable gross	$ 4,130,000
Current portion of loans payable	2,655,000			$ 184,800
Long-term loans payable	1,475,000
Loan Payable With no Interest and 3 Years Maturity [Member]
Loan payable gross	1,475,000
Loan Payable With no Interest and 1 Years Maturity [Member]
Loan payable gross	$ 2,655,000